EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits [Abstract]
Group's provision for employee benefits	The Group’s provisions for employee benefits are as follows:

	At December 31,
	2020	2019
	(€ thousand)
Present value of defined benefit obligations:
Italian employee severance indemnity (TFR)	19,825	21,795
Pension plans	105	134
Total present value of defined benefit obligations	19,930	21,929

Other provisions for employees	40,055	66,187
Total provisions for employee benefits	59,985	88,116

Disclosure of defined benefit plans	The expected future benefit payments for the defined benefit obligations as of December 31, 2020 are as follows:

	Expected benefit payments
	TFR	Pension plans
	(€ thousand)
2021	1,634	2
2022	1,488	2
2023	1,746	2
2024	1,391	2
2025	1,328	2
2026 - 2030	5,490	619
Total	13,077	629
The following table summarizes the changes in the defined benefit obligations:

	TFR liability	Pension plans	Total
	(€ thousand)
Amounts at December 31, 2018	21,195	485	21,680

Recognized in the consolidated income statement	—	(492)	(492)
Recognized in other comprehensive loss/(income) (*)	1,899	176	2,075
Other	(1,299)	(35)	(1,334)
Benefits paid	(1,490)	(24)	(1,514)
Other changes	191	(11)	180
Amounts at December 31, 2019	21,795	134	21,929

Recognized in the consolidated income statement	25	—	25
Recognized in other comprehensive loss/(income) (*)	2	(32)	(30)
Other	(1,997)	3	(1,994)
Benefits paid	(1,842)	—	(1,842)
Other changes	(155)	3	(152)
Amounts at December 31, 2020	19,825	105	19,930
    ______________________________
    (*) Relates to actuarial losses/(gains) from financial assumptions.

Disclosure of amounts recognized in the consolidated income statement
Amounts recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2020			2019			2018
	TFR	Pension plans	Total	TFR	Pension plans	Total	TFR	Pension plans	Total
	(€ thousand)
Current service cost	—	—	—	—	26	26	—	55	55
Interest expense	25	—	25	—	—	—	—	—	—
Past service adjustments	—	—	—	—	(518)	(518)	—	—	—
Total recognized in the consolidated income statement	25	—	25	—	(492)	(492)	—	55	55

Disclosure of the sensitivity of defined benefit plan to changes in principle assumptions	The sensitivity of the defined benefit obligations to changes in the weighted principal assumptions is:

	At December 31,
	2020		2019
	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate	Changes in assumption of +1% discount rate	Changes in assumption of -1% discount rate
	(€ thousand)
Impact on defined benefit obligation	(1,446)	1,656	(1,695)	1,951